11. Operating Lease Liabilities & Commitments and Contingencies (Details Narrative)	12 Months Ended
Dec. 31, 2019
Operating lease discount rate	8.00%
First Lease [Member]
Lease commencement date	Sep. 01, 2018
Lease expiration date	Aug. 31, 2020
Operating lease discount rate	8.00%
Operating lease term	24 months
Second Lease [Member]
Lease commencement date	Sep. 01, 2019
Lease expiration date	Dec. 31, 2021
Operating lease discount rate	8.00%
Operating lease term	28 months